Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Deferred Income Tax Assets and Liabilities
The significant components of deferred income tax assets and liabilities consisted of the following.

(in millions)	2020	2019
Gross deferred income tax assets
Regulatory liabilities	$527	$588
Tax loss and credit carryforwards	494	532
Employee future benefits	175	165
Unrealized foreign exchange losses on long-term debt (1)	33	40
Other	83	88
	1,312	1,413
Valuation allowance (1)	(22)	(22)
Net deferred income tax asset	$1,290	$1,391

Gross deferred income tax liabilities
PPE	$(4,253)	$(3,986)
Regulatory assets	(263)	(269)
Intangible assets	(118)	(105)
	(4,634)	(4,360)
Net deferred income tax liability	$(3,344)	$(2,969)
(1)    These deferred income tax assets can be utilized only to the extent that the Corporation has capital gains to offset the underlying capital losses. Management believes that it is more likely than not that a $22 million shortfall exists in this regard and, therefore, the Corporation has recognized a $22 million valuation allowance. Management believes that, based on its historical pattern of taxable income, Fortis will generate the necessary income in the future to realize all other deferred income tax assets.

Schedule of Unrecognized Tax Benefits	Unrecognized Tax Benefits

(in millions)	2020	2019
Beginning of year	$36	$38
Additions related to current year	3	5
Adjustments related to prior years	(6)	(7)
End of year	$33	$36

Schedule of Components of Income Tax Expense
Income Tax Expense

(in millions)	2020	2019
Canadian
Earnings before income tax expense	$333	$901

Current income tax	20	49
Deferred income tax	(16)	42
Total Canadian	$4	$91

Foreign
Earnings before income tax expense	$1,287	$1,240

Current income tax	(15)	(7)
Deferred income tax	242	205
Total Foreign	$227	$198
Income tax expense	$231	$289

Schedule of Effective Income Tax Rate Reconciliation
The following is a reconciliation of consolidated statutory taxes to consolidated effective taxes.

(in millions, except as noted)	2020	2019
Earnings before income tax expense	$1,620	$2,141
Combined Canadian federal and provincial statutory income tax rate (%)	30.0	28.5
Expected federal and provincial taxes at statutory rate	$486	$610
Decrease resulting from:
Foreign and other statutory rate differentials	(145)	(124)
Difference between gain on sale for accounting and amounts calculated for tax purposes	—	(73)
Release of valuation allowance	—	(33)
AFUDC	(20)	(16)
Effects of rate-regulated accounting:
Difference between depreciation claimed for income tax and accounting purposes	(56)	(48)
Items capitalized for accounting purposes but expensed for income tax purposes	(26)	(17)
Other	(8)	(10)
Income tax expense	$231	$289
Effective tax rate (%)	14.3	13.5

Summary of Operating Loss Carryforwards
Income Tax Carryforwards

(in millions)	Expiring Year	2020
Canadian
Capital loss	n/a	$27
Non-capital loss	2035-2040	200
Other tax credits	2026-2040	2
		229
Unrecognized		(26)
		203
Foreign
Federal and state net operating loss	2021-2040	2,971
Other tax credits	2022-2040	34
		3,005
Total income tax carryforwards recognized		$3,208

Summary of Tax Carryforward Amounts
Income Tax Carryforwards

(in millions)	Expiring Year	2020
Canadian
Capital loss	n/a	$27
Non-capital loss	2035-2040	200
Other tax credits	2026-2040	2
		229
Unrecognized		(26)
		203
Foreign
Federal and state net operating loss	2021-2040	2,971
Other tax credits	2022-2040	34
		3,005
Total income tax carryforwards recognized		$3,208